Long-term Investments (Details 2)								1 Months Ended				12 Months Ended
	Apr. 15, 2016 USD ($) $ / shares	Mar. 11, 2015 HKD / shares	Mar. 11, 2015 USD ($) $ / shares	Dec. 03, 2014 shares	Jul. 09, 2014 USD ($) shares	Apr. 17, 2014 USD ($) shares	Apr. 20, 2012 USD ($) shares	May. 31, 2015 USD ($) $ / shares	Jan. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 HKD / shares	Dec. 31, 2015 USD ($) $ / shares	Jul. 08, 2014	Mar. 30, 2014
Marketable equity securities designated as available-for-sale
Period of time within which results of equity method earnings are recognized in arrears												3 months
Closing price | $ / shares													$ 37.41			$ 49.40
Impairment charges to the carrying value of investments under cost method												$ 6,600,000	$ 10,100,000	$ 6,100,000
Impairment charge for equity method investments												$ 0	$ 5,200,000	$ 0
Leju | IPO
Marketable equity securities designated as available-for-sale
Number of shares issued | shares						11,500,000
Leju | Private placement
Marketable equity securities designated as available-for-sale
Number of shares issued | shares						2,000,000
E-House
Marketable equity securities designated as available-for-sale
Number of ordinary shares represented by each American depositary share				1
Dividend per share | $ / shares								$ 0.15	$ 0.2
Cash consideration (USD per share) | $ / shares	$ 6.85
Tian Ge
Marketable equity securities designated as available-for-sale
Dividend per share | (per share)		HKD 0.06	$ 0.008
Tian Ge | IPO
Marketable equity securities designated as available-for-sale
Number of shares issued | shares					349,900,000
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Closing price | (per share)															HKD 3.23	$ 0.42
E-House
Marketable equity securities designated as available-for-sale
Number of E-house's ordinary shares received on completion of the merger with CRIC being acquired by E-house | shares							29,300,000
Ownership percentage							24.90%
Gain (loss) recognized for change in interest											$ (10,200,000)
Cash dividends received								$ 4,400,000	$ 5,900,000
Equity contribution agreed to be paid	$ 140,000,000
E-House | CRIC
Marketable equity securities designated as available-for-sale
E-house's percentage of ownership in CRIC after the completion of the merger							100.00%
E-House | Leju
Marketable equity securities designated as available-for-sale
Gain (loss) recognized for change in interest						$ 19,200,000				$ 29,100,000
Percentage ownership of total outstanding shares owned by Tencent										15.00%
E-house's ownership in Leju (in percentage)						75.50%				85.00%								100.00%
Number of shares to be distributed | shares				7,103,946
Number of shares to be distributed for each outstanding ordinary share of E-House | shares				0.05
Number of shares to be distributed to holders of E-House ADSs | shares				3,878,324
Number of shares received | shares				1,466,687
E-House | Leju | ADS
Marketable equity securities designated as available-for-sale
Number of shares to be distributed to holders of E-House ADSs | shares				3,878,324
CRIC
Marketable equity securities designated as available-for-sale
Period of time within which results of equity method earnings are recognized in arrears												3 months
Proceeds from disposal of CRIC's shares							$ 85,500,000
Leju
Marketable equity securities designated as available-for-sale
Ownership percentage				1.00%
Tian Ge
Marketable equity securities designated as available-for-sale
Ownership percentage					25.00%												36.00%
Gain (loss) recognized for change in interest					$ 49,200,000
Cash dividends received			$ 2,300,000
Tian Ge | ADS
Marketable equity securities designated as available-for-sale
Aggregate market value																$ 125,000,000